Fresh-Start Accounting (Tables)	9 Months Ended
Sep. 30, 2018
Reorganizations [Abstract]
Schedule of Post-Petition Liabilities and Allowed Claims
The reorganization value of our assets immediately prior to confirmation of the Plan was less than the total of all post-petition liabilities and allowed claims, as shown below:

(in thousands)
Liabilities subject to compromise	$1,000,336
Pre-petition debt not classified as subject to compromise	891,259
Post-petition liabilities	245,702
Total post-petition liabilities and allowed claims	2,137,297
Reorganization value of assets immediately prior to implementation of the Plan	(1,722,585)
Excess post-petition liabilities and allowed claims	$414,712

Reconciliation of Enterprise Value to Estimated Reorganization Value
The following table reconciles the enterprise value to the estimated reorganization value as of the Effective Date:

(in thousands)
Enterprise value	$1,278,527
Plus: Fair value of non-debt liabilities	282,511
Reorganization value of the Successor’s assets	$1,561,038

Summary of Adjustments in Fresh-Start Consolidated Balance Sheet
The adjustments included in the following fresh-start consolidated balance sheet reflect the effects of the transactions contemplated by the Plan and executed on the Effective Date (reflected in the column “Reorganization Adjustments”) as well as fair value and other required accounting adjustments resulting from the adoption of fresh-start accounting (reflected in the column “Fresh-Start Adjustments”). The explanatory notes provide additional information with regard to the adjustments recorded, methods used to determine the fair values and significant assumptions.

	As of February 28, 2017
	Berry LLC (Predecessor)	Reorganization Adjustments(1)		Fresh-Start Adjustments		Berry Corp. (Successor)
	(in thousands)
ASSETS
Current assets:
Cash and cash equivalents	$27,407	$4,642	(2)	$—		$32,049
Accounts receivable	76,027	(15,700)	(3)	(816)	(14)	59,511
Derivative instruments	243	—		—		243
Restricted cash	128	52,732	(4)	—		52,860
Other current assets	18,437	(5,558)	(5)	3,873	(15)	16,752
Total current assets	122,242	36,116		3,057		161,415
Noncurrent assets:
Oil and natural gas properties	5,031,498	—		(3,787,898)	(16)	1,243,600
Less accumulated depletion and amortization	(2,814,999)	—		2,814,999	(16)	—
	2,216,499	—		(972,899)		1,243,600
Other property and equipment	124,379	—		(15,576)	(17)	108,803
Less accumulated depreciation	(22,107)	—		22,107	(17)	—
	102,273	—		6,530		108,803
Derivative instruments	57	—		—		57
Restricted cash	197,939	(197,814)	(2)	—		125
Other noncurrent assets	16,076	151	(6)	30,811	(18)	47,038
Total assets	$2,655,086	$(161,547)		$(932,501)		$1,561,038
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and accrued expenses	$60,323	$52,371	(7)	$3,818	(19)	$116,512
Derivative instruments	5,355	—		—		5,355
Current portion of long-term debt, net	891,259	(891,259)	(8)	—		—
Other accrued liabilities	7,335	(3,760)	(9)	1,295	(20)	4,870
Total current liabilities	964,272	(842,648)		5,113		126,737
Derivative instruments	1,710	—		—		1,710
Long-term debt	—	400,000	(10)	—		400,000
Other noncurrent liabilities	170,979	—		(16,915)	(21)	154,064
Liabilities subject to compromise	1,000,336	(1,000,336)	(11)	—		—
Equity:
Predecessor additional paid-in capital	2,798,714	(2,798,714)	(12)	—		—
Predecessor accumulated deficit	(2,280,925)	375,159	(13)	1,905,766	(22)	—
Successor preferred stock	—	335,000	(12)	—		335,000
Successor common stock	—	33	(12)	—		33
Successor additional paid-in capital	—	3,369,959	(12)	(2,826,465)	(22)	543,494
Total equity	517,789	1,281,437		(920,699)		878,527
Total liabilities and equity	$2,655,086	$(161,547)		$(932,501)		$1,561,038
__________
Reorganization Adjustments:

(1)
Represent amounts recorded as of the Effective Date for the implementation of the Plan, including, among other items, settlement of the Predecessor’s liabilities subject to compromise, repayment of certain of the Predecessor’s debt, cancellation of the Predecessor’s equity, issuances of the Successor’s common stock and preferred stock, proceeds received from the Berry Rights Offerings and issuance of the Successor’s debt.

(2)	Changes in cash and cash equivalents included the following:

(all $ in thousands)
Borrowings under the Emergence Credit Facility	$400,000
Proceeds from issuance of preferred stock pursuant the Berry Rights Offerings	335,000
Cash receipt from Linn Energy, LLC for ad valorem taxes	23,366
Removal of restriction on cash balance (includes $128 previously recorded as short term)	197,942
Payment to the holders of claims under the Pre-Emergence Credit Facility (including $29 in bank fees and $3,760 in interest)	(897,663)
Payment of professional fees	(992)
Payment of Emergence Credit Facility fee that was capitalized	(151)
Funding of the general unsecured claims Cash Distribution Pool	(35,000)
Funding of the professional fees escrow account	(17,860)
Changes in cash and cash equivalents	$4,642

(3)	Collection of overpayment to Linn Energy, LLC for ad valorem taxes.

(4)	Primarily reflects the transfer to restricted cash to fund the Predecessor’s professional fees escrow account and general unsecured claims Cash Distribution Pool.

(5)	Primarily reflects the write-off of the Predecessor’s deferred financing fees.

(6)	Reflects the capitalization of deferred financing fees related to the Emergence Credit Facility.

(7)	Net increase in accounts payable and accrued expenses reflects:

(all $ in thousands)
Recognition of payables for the general unsecured claims Cash Distribution Pool	$35,000
Recognition of payables for the professional fees escrow account	17,860
Recognition of payable for ad valorem tax liability	7,666
Net change of other professional fees payable	(8,161)
Other	6
Net increase in accounts payable and accrued expenses	$52,371

(8)	Reflects the repayment of the Pre-Emergence Credit Facility.

(9)	Reflects the payment of accrued interest on the Pre-Emergence Credit Facility.

(10)	Reflects borrowings under the Emergence Credit Facility.

(11)	Settlement of liabilities subject to compromise and the resulting net gain were determined as follows:

(all $ in thousands)
Accounts payable and accrued expenses	$151,298
Accrued interest payable	15,238
Debt	833,800
Total liabilities subject to compromise	1,000,336
Funding of the general unsecured claims Cash Distribution Pool	(35,000)
Common stock to holders of Unsecured Notes and general unsecured creditors	(543,562)
Gain on settlement of liabilities subject to compromise	$421,774

(12)	Net increase in capital accounts reflects:

(all $ in thousands)
Common stock to holders of Unsecured Notes and general unsecured creditors	$543,562
Payment of issuance costs	(35)
Dividend related to beneficial conversion feature of preferred stock	27,751
Cancellation of the Predecessor’s additional paid-in capital	2,798,714
Par value of common stock	(33)
Change in additional paid-in capital	3,369,959
Proceeds from issuance of preferred stock	335,000
Par value of common stock	33
Predecessor’s additional paid-in capital	(2,798,714)
Net increase in capital accounts	$906,278
See Note 8 for additional information on the issuances and distributions of the Successor’s common and preferred stock.

(13)	Net decrease in accumulated deficit reflects:

(all $ in thousands)
Recognition of gain on settlement of liabilities subject to compromise	$421,774
Recognition of professional fees	(13,667)
Write-off of deferred financing fees	(5,197)
Total reorganization items, net	402,910
Dividend related to beneficial conversion feature of preferred stock	(27,751)
Net decrease in accumulated deficit	$375,159
Fresh-Start Adjustments:

(14)	Reflects a change in accounting policy from the entitlements method to the sales method for natural gas production imbalances.

(15)	Primarily reflects an increase in the current portion of greenhouse gas allowances.

(16)
Reflects a decrease of oil and natural gas properties, based on the methodology discussed in Note 4, and the elimination of accumulated depletion and amortization. The following table summarizes the components of oil and natural gas properties as of the Effective Date:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Fair Value	Historical Book Value
	(in thousands)
Proved properties	$712,400	$4,266,843
Unproved properties	531,200	764,655
	1,243,600	5,031,498
Less accumulated depletion and amortization	—	(2,814,999)
	$1,243,600	$2,216,499

(17)
Reflects a decrease of other property and equipment and the elimination of accumulated depreciation. The following table summarizes the components of other property and equipment as of the Effective Date:

	Berry Corp. (Successor)	Berry LLC (Predecessor)
	Fair Value	Historical Book Value
	(in thousands)
Natural gas plants and pipelines	$91,427	$109,675
Land	8,262	201
Furniture and office equipment	5,040	3,879
Buildings and leasehold improvements	2,740	5,884
Vehicles	1,156	4,542
Drilling and other equipment	178	198
	108,803	124,379
Less accumulated depreciation	—	(22,107)
	$108,803	$102,273
In estimating the fair value of other property and equipment, we used a combination of cost and market approaches. A cost approach was used to value our natural gas plants and pipelines, buildings, and furniture and office equipment based on current replacement costs of the assets less depreciation based on the estimated economic useful lives of the assets and age of the assets. A market approach was used to value our vehicles, drilling and other equipment, and land, using recent transactions of similar assets to determine the fair value from a market participant perspective.

(18)
Primarily reflects an increase in greenhouse gas allowances of approximately $30 million and a joint venture investment of approximately $1 million. Greenhouse gas allowances were valued using a market approach based on trading prices for carbon credits on February 28, 2017. Our joint venture investment was valued based on a market approach using a market EBITDA multiple.

(19)
Reflects increases for greenhouse gas emissions liabilities of approximately $4 million and a change in accounting policy from the entitlements method to the sales method for gas production imbalances of approximately $200,000, partially offset by a decrease for the current portion of intangibles liabilities of approximately $500,000.

(20)	Reflects an increase of the current portion of asset retirement obligations.

(21)
Primarily reflects a decrease for asset retirement obligations of approximately $30 million and for intangible liabilities of approximately$6 million, partially offset by an increase for greenhouse gas emissions liabilities of approximately $19 million. The fair value of asset retirement obligations was estimated using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation include estimates of: (i) plugging and abandonment costs per well based on existing regulatory requirements; (ii) remaining life per well; (iii) future inflation factors; and (iv) a credit-adjusted risk-free interest rate. The intangible liabilities identified on the Effective Date were valued based on a combination of market and incomes approaches and will be amortized over the remaining life of the respective contract. Greenhouse gas emissions liabilities were valued using a market approach based on trading prices for greenhouse gas allowances on February 28, 2017.

(22)	Reflects the cumulative impact of the fresh-start accounting adjustments discussed above and the elimination of the Predecessor’s accumulated deficit.